Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	41,430.00
Total Offset Amount	16,530.00
Net Fee	$ 24,900.00